FINANCIAL INSTRUMENTS BY CATEGORY - ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial assets at amortized cost [abstract]
Trade and other receivables excluding prepayments (Notes 20 and 21)	¥ 4,317,539		¥ 4,746,988
Term deposits (Note 16)	220,000		0
Cash and cash equivalents (Note 22)	1,485,232	$ 227,622	1,562,334	$ 239,438		¥ 1,738,753	¥ 1,160,515
Long-term receivable (Note 17)	23,734	$ 3,637	26,103
FVOCI (Note 15)	377,631		351,045
Total	¥ 6,424,136		¥ 6,686,470

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.